Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of summary of restricted stock activity
Restricted Stock Activity (in thousands)	Number of shares	Weighted average grant date value
Unvested at December 31, 2018	869	$0.04
Granted	55	0.19
Forfeited	(13)	0.54
Vested	(455)	0.36
Unvested at December 31, 2019	456	$0.25
Granted	180	0.08
Forfeited	(64)	0.28
Vested	(480)	0.20
Unvested at December 31, 2020	92	$0.11